Annual Total Returns - Investor Freedom® 2005 Portfolio [BarChart] - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2005 Portfolio - VIP Investor Freedom 2005 Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	9.61%
Annual Return 2013	9.73%
Annual Return 2014	4.25%
Annual Return 2015	(0.31%)
Annual Return 2016	4.94%
Annual Return 2017	10.97%
Annual Return 2018	(3.04%)
Annual Return 2019	13.89%
Annual Return 2020	11.08%
Annual Return 2021	4.09%